Finance cost	12 Months Ended
Dec. 31, 2022
Finance cost
Finance cost

28Finance cost

	For the year ended 31 December
	2022	2021	2020
	USD	USD	USD
Cost of acquiring equity facility (B. Riley)	2,772,934	—	—
Interest expense on convertible notes	439,026	1,400,067	—
Loss on conversion of notes	248,624	—	—
Lease finance charges (Note 20.3)	212,301	94,626	63,683
Interest expense on loans	104,406	—	—
	3,777,291	1,494,693	63,683